UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        December 31, 2006
                                                      -----------------

Check here if Amendment [ ]; Amendment Number:
                                                      --------------------

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:   Pacific Alternative Asset Management Company, LLC
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        -------------------------------------------------
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Form 13F File Number:
28-                    N/A
                     ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Patricia Watters
                 ----------------------------------
Title:           Chief Operating Officer
                 ----------------------------------
Phone:           (949) 261-4900
                 ----------------------------------

Signature, Place, and Date of Signing:

 /s/ Patricia Watters           Irvine, CA              February 14, 2007
 --------------------           ----------              -----------------
     [Signature]               [City, State]                 [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     28-   06193                       Bogle Investment Management, L.P.

     28-   10617                       PilotRock Investment Partners GP, LLC
     ---------------------             --------------------------------------

     28-   00861                       J.& W. Seligman & Co. Incorporated

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                                   -----------------

Form 13F Information Table Entry Total:                    26
                                                   -----------------

Form 13F Information Table Value Total:                  75,274
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                                                      (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.        Form 13F File Number          Name

   1             28-06193                    Bogle Investment Management, L.P.
  ----         --------------------          -----------------------------------

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

      COLUMN 1                   COLUMN 2        COLUMN 3  COLUMN 4            COLUMN 5    COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER             TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
---------------------------  ----------------  ----------   --------  --------  ---------  ----------  --------  ----  ------  -----
AMERICAN  INTL GROUP INC        COM             026874107     4,252     59,335    SH       SHARED                       59,335

AMERICAN SAFETY INS HLDS LT     ORD             G02995101     1,064     57,378    SH       SHARED                       57,378

AMVESCAP PLC                    SPONSORED ADR   03235E100     3,668    148,785    SH       SHARED                      148,785

ASPEN INSURANCE HOLDINGS LTD    SHS             G05384105     3,049    115,651    SH       SHARED                      115,651

ASTORIA FINL CORP               COM             046265104     1,422     47,140    SH       SHARED                       47,140

BANK OF AMERICA CORPORATION     COM             060505104     2,880     53,936    SH       SHARED                       53,936

BANKATLANTIC BANCORP            CL A            065908501     3,095    224,117    SH       SHARED                      224,117

BERKSHIRE HATHAWAY INC DEL      CL A            084670108     4,400         40    SH       SHARED                           40

CAPITAL ONE FINL CORP           COM             14040H105     4,936     64,254    SH       SHARED                       64,254

CNA FINL CORP                   COM             126117100     1,018     25,260    SH       SHARED                       25,260

CONSECO INC                     COM NEW         208464883       860     43,000        CALL SHARED                          N/A

ENDURANCE SPECIALTY HLDGS LT    SHS             G30397106     4,244    116,028    SH       SHARED                      116,028

FIDELITY NATIONAL FINANCIAL     CL A            31620R105     2,537    106,258    SH       SHARED                      106,258

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

FIDELITY NATL INFORMATION SV    COM             31620M106     6,800    169,625    SH       SHARED                      169,625

FIRST MERCURY FINANCIAL CORP    COM             320841109     1,174     49,907    SH       SHARED                       49,907

FIRST REGL BANCORP              COM             33615C101     2,534     74,320    SH       SHARED                       74,320

GOLDMAN SACHS GROUP INC         COM             38141G104     3,743     18,778    SH       SHARED                1      18,778

JP MORGAN CHASE & CO            COM             46625H100     2,896     59,968    SH       SHARED                       59,968

LEGG MASON INC                  COM             524901105     4,995     52,556    SH       SHARED                       52,556

MERRILL LYNCH & CO INC          COM             590188108     4,411     47,379    SH       SHARED                1      47,379

PARTNERRE LTD                   COM             G6852T105     3,006     42,317    SH       SHARED                       42,317

PENN TREATY AMERN CORP          COM NEW         707874400     3,312    430,638    SH       SHARED                      430,638

PROSPERITY BANCSHARES INC       COM             743606105       869     25,181    SH       SHARED                       25,181

RAM HOLDINGS LTD                SHS             G7368R104     1,300     90,959    SH       SHARED                       90,959

SOUTHSIDE BANCSHARES INC        COM             84470P109     1,427     55,460    SH       SHARED                       55,460

SUPERIOR BANCORP                COM             86806M106     1,382    121,852    SH       SHARED                      121,852

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